SHARE OPTIONS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional disclosures
Share-based compensation expense	$ 4,318,000	$ 2,695,000	$ 2,093,000
2008 Plan | Share options
Options Number
Outstanding (in shares)	1,562,850	1,778,250
Exercisable (in shares)	945,663
Expected to vest (in shares)	524,609
Weighted-average exercise price
Outstanding (in dollars per share)	$ 1.71	$ 1.12
Exercisable (in dollars per share)	$ 0.19
Expected to vest (in dollars per share)	$ 4.03
Weighted-average remaining contractual life (years)
Outstanding	6 years 6 months 18 days
Exercisable	5 years 4 months 24 days
Expected to vest	8 years 3 months 22 days
Aggregate intrinsic value
Outstanding (in dollars)	3,892,000
Exercisable (in dollars)	3,627,000
Expected to vest (in dollars)	226,000
Additional disclosures
Total intrinsic value of options exercised	1,235,000	0	0
Share-based compensation expense	280,000	216,000	191,000
Unrecognized compensation cost	$ 657,000
Weighted-average period of recognition of unrecognized compensation cost	2 years 11 months 23 days